Shareholder Report			12 Months Ended
		Jan. 01, 2025	Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type			N-CSR
Amendment Flag			false
Registrant Name			M Fund, Inc.
Entity Central Index Key			0000948258
Entity Investment Company Type			N-1A
Document Period End Date			Dec. 31, 2025
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
C000016960
Shareholder Report [Line Items]
Fund Name			M Capital Appreciation Fund
Trading Symbol			MFCPX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about M Capital Appreciation Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.mfin.com/m-funds. You can also request this information by contacting us at 1-888-736-2878.
Additional Information Phone Number			1-888-736-2878
Additional Information Website			www.mfin.com/m-funds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
M Capital Appreciation Fund	$108	0.99%

Expenses Paid, Amount			$ 108
Expense Ratio, Percent			0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 18.06% (net of fees), outperforming the Russell 2500® Index’s 11.91%, driven by strong stock selection in Industrials and Technology.

In Industrials, aerospace exposure was a key strength. ATI benefited from strong demand and pricing. FTAI Aviation delivered solid results as it advanced its shift to outsourced engine power solutions. Its move to a capital light model has accelerated growth and positioned it for further share gains as capital access improves. FTAI remains the Fund’s largest position and has appreciated more than tenfold since our initial investment. We continue to manage position size to limit idiosyncratic risk.

AI “picks and shovels” exposure also contributed, led by Coherent, Vertiv, and MongoDB. We believe AI spending remains early as inference and reasoning expand. Companies are seeing clear returns as AI improves workflow, accuracy, and productivity. These trends support sustained growth, with GPU, memory, and power constraints tempering excesses. Investment in frontier LLMs continues, while lower cost models like DeepSeek broaden adoption. The Fund is well positioned, and we have been trimming into strength to manage risk.

Health Care was the main detractor, with Inspire Medical pressured by a challenging launch of its next generation sleep apnea device and concerns that broader GLP 1 use could limit long term demand. Telecommunications also detracted due to weakness in Cogent Communications, which suspended its dividend to prioritize deleveraging ahead of a refinancing. Despite near term pressure, our long term thesis remains supported by Cogent’s low cost model and potential for improved growth and leverage.

Line Graph [Table Text Block]
	M Capital Appreciation Fund	S&P 500 Index	Russell 2500 Stock Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,117	$9,504	$9,203
2/29/2016	$9,475	$9,492	$9,268
3/31/2016	$10,183	$10,135	$10,040
4/30/2016	$10,155	$10,175	$10,188
5/31/2016	$10,350	$10,358	$10,403
6/30/2016	$10,247	$10,385	$10,399
7/31/2016	$11,133	$10,768	$10,941
8/31/2016	$11,464	$10,783	$11,029
9/30/2016	$11,616	$10,785	$11,082
10/31/2016	$11,137	$10,588	$10,632
11/30/2016	$11,935	$10,981	$11,536
12/31/2016	$12,106	$11,198	$11,760
1/31/2017	$12,495	$11,410	$11,924
2/28/2017	$12,755	$11,863	$12,211
3/31/2017	$12,854	$11,877	$12,202
4/30/2017	$13,003	$12,000	$12,296
5/31/2017	$13,016	$12,168	$12,159
6/30/2017	$13,218	$12,244	$12,463
7/31/2017	$13,433	$12,496	$12,592
8/31/2017	$13,315	$12,534	$12,487
9/30/2017	$13,879	$12,792	$13,054
10/31/2017	$14,177	$13,091	$13,255
11/30/2017	$14,404	$13,492	$13,691
12/31/2017	$14,408	$13,642	$13,737
1/31/2018	$14,865	$14,424	$14,156
2/28/2018	$14,238	$13,892	$13,574
3/31/2018	$14,026	$13,539	$13,704
4/30/2018	$13,823	$13,591	$13,738
5/31/2018	$14,657	$13,918	$14,383
6/30/2018	$14,630	$14,004	$14,487
7/31/2018	$14,882	$14,525	$14,766
8/31/2018	$15,711	$14,998	$15,400
9/30/2018	$15,420	$15,084	$15,166
10/31/2018	$13,649	$14,053	$13,626
11/30/2018	$13,954	$14,339	$13,885
12/31/2018	$12,370	$13,044	$12,363
1/31/2019	$13,891	$14,090	$13,786
2/28/2019	$14,628	$14,542	$14,437
3/31/2019	$14,248	$14,825	$14,318
4/30/2019	$14,816	$15,425	$14,820
5/31/2019	$13,429	$14,445	$13,766
6/30/2019	$14,585	$15,463	$14,741
7/31/2019	$14,762	$15,685	$14,895
8/31/2019	$14,096	$15,436	$14,298
9/30/2019	$14,503	$15,725	$14,551
10/31/2019	$14,715	$16,066	$14,830
11/30/2019	$15,493	$16,649	$15,467
12/31/2019	$15,939	$17,152	$15,794
1/31/2020	$15,328	$17,145	$15,473
2/29/2020	$13,864	$15,733	$14,176
3/31/2020	$10,225	$13,790	$11,100
4/30/2020	$11,956	$15,558	$12,715
5/31/2020	$13,075	$16,299	$13,654
6/30/2020	$13,533	$16,623	$14,049
7/31/2020	$14,386	$17,560	$14,609
8/31/2020	$14,896	$18,823	$15,271
9/30/2020	$14,418	$18,107	$14,876
10/31/2020	$14,735	$17,626	$15,146
11/30/2020	$17,190	$19,555	$17,614
12/31/2020	$18,764	$20,307	$18,954
1/31/2021	$18,836	$20,102	$19,419
2/28/2021	$20,440	$20,656	$20,686
3/31/2021	$20,616	$21,561	$21,026
4/30/2021	$21,386	$22,712	$21,868
5/31/2021	$21,497	$22,870	$21,914
6/30/2021	$21,442	$23,404	$22,173
7/31/2021	$21,297	$23,960	$21,784
8/31/2021	$21,573	$24,689	$22,278
9/30/2021	$20,888	$23,541	$21,577
10/31/2021	$21,751	$25,190	$22,635
11/30/2021	$21,198	$25,015	$21,691
12/31/2021	$22,092	$26,136	$22,403
1/31/2022	$20,547	$24,784	$20,538
2/28/2022	$20,867	$24,042	$20,769
3/31/2022	$21,085	$24,935	$21,099
4/30/2022	$18,970	$22,760	$19,301
5/31/2022	$19,259	$22,802	$19,366
6/30/2022	$17,088	$20,920	$17,516
7/31/2022	$18,931	$22,849	$19,328
8/31/2022	$18,311	$21,917	$18,815
9/30/2022	$16,291	$19,898	$17,022
10/31/2022	$18,045	$21,509	$18,656
11/30/2022	$19,325	$22,711	$19,443
12/31/2022	$18,085	$21,403	$18,287
1/31/2023	$20,557	$22,748	$20,115
2/28/2023	$20,001	$22,193	$19,642
3/31/2023	$19,445	$23,007	$18,905
4/30/2023	$18,975	$23,367	$18,659
5/31/2023	$19,129	$23,468	$18,333
6/30/2023	$21,389	$25,019	$19,894
7/31/2023	$22,200	$25,823	$20,883
8/31/2023	$21,510	$25,411	$20,063
9/30/2023	$19,922	$24,200	$18,943
10/31/2023	$18,283	$23,691	$17,792
11/30/2023	$20,181	$25,855	$19,394
12/31/2023	$22,346	$27,029	$21,472
1/31/2024	$21,431	$27,483	$20,911
2/29/2024	$22,849	$28,951	$22,048
3/31/2024	$23,882	$29,882	$22,958
4/30/2024	$22,446	$28,662	$21,420
5/31/2024	$23,416	$30,083	$22,311
6/30/2024	$22,968	$31,162	$21,976
7/31/2024	$24,587	$31,543	$23,609
8/31/2024	$24,312	$32,308	$23,548
9/30/2024	$24,834	$32,998	$23,899
10/31/2024	$24,349	$32,699	$23,676
11/30/2024	$26,535	$34,618	$26,006
12/31/2024	$24,568	$33,793	$24,045
1/31/2025	$25,767	$34,732	$24,896
2/28/2025	$23,788	$34,281	$23,729
3/31/2025	$21,659	$32,351	$22,241
4/30/2025	$21,369	$32,131	$21,783
5/31/2025	$23,228	$34,152	$23,088
6/30/2025	$25,077	$35,678	$24,152
7/31/2025	$25,627	$36,477	$24,618
8/31/2025	$26,696	$37,218	$25,910
9/30/2025	$27,096	$38,576	$26,325
10/31/2025	$28,386	$39,479	$26,501
11/30/2025	$28,805	$39,578	$26,886
12/31/2025	$29,004	$39,827	$26,921

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
M Capital Appreciation Fund	18.06%	9.10%	11.24%
S&P 500 Index	17.88%	14.43%	14.82%
Russell 2500 Stock Index	11.91%	7.26%	10.41%

Past Performance: performance data represent past performance, which does not guarantee future results.

AssetsNet			$ 241,659,510
Holdings Count | Holding			140
Advisory Fees Paid, Amount			$ 1,809,860
InvestmentCompanyPortfolioTurnover			46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$241,659,510
# of Portfolio Holdings	140
Total Advisory Fees Paid	$1,809,860
Portfolio Turnover Rate	46%

Holdings [Text Block]

Ten Largest Equity Portfolio Holdings (%)

FTAI Aviation Ltd.	3.8%
ATI, Inc.	2.2%
Carpenter Technology Corp.	2.0%
Coherent Corp.	1.7%
Granite Construction, Inc.	1.6%
XPO, Inc.	1.5%
Jabil, Inc.	1.4%
Eagle Materials, Inc.	1.3%
Cooper Cos., Inc.	1.3%
Builders FirstSource, Inc.	1.2%

Largest Holdings [Text Block]

Top Ten Equity Sector Allocation (%)

Industrials	30.9%
Information Technology	25.0%
Health Care	16.1%
Financials	8.9%
Consumer Discretionary	5.3%
Energy	3.3%
Materials	3.0%
Consumer Staples	2.2%
Real Estate	1.3%
Communication Services	0.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-888-736-2878
C000016958
Shareholder Report [Line Items]
Fund Name			M International Equity Fund
Trading Symbol			MBEQX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about M International Equity Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.mfin.com/m-funds. You can also request this information by contacting us at 1-888-736-2878.
Additional Information Phone Number			1-888-736-2878
Additional Information Website			www.mfin.com/m-funds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
M International Equity Fund	$63	0.54%

Expenses Paid, Amount			$ 63
Expense Ratio, Percent			0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 32.44%, net of fees, performing in line with the MSCI All Country World ex USA Index (net of dividends).

PERFORMANCE HIGHLIGHTS

Relative to the MSCI All Country World ex USA Index (net of dividends) (referred to as the benchmark herein), the Fund’s emphasis on value stocks contributed positively to relative performance. The MSCI All Country World ex USA Value Index (net div.) outperformed the MSCI All Country World ex USA Growth Index (net div.) by more than 10%. Value stocks represented approximately 59% of the Fund compared to 50% for the benchmark. Conversely, the Fund’s emphasis on stocks with smaller market capitalizations detracted from relative performance. The MSCI All Country World ex USA Index (net div.) outperformed the MSCI All Country World ex USA Small Cap Index (net div.) by more than 3%. Small cap stocks represented approximately 32% of the Fund compared to 3% for the benchmark. Additionally, the Fund’s greater allocation to the Materials sector contributed positively to relative performance. This sector returned 47.2% compared to an overall benchmark return of 32.4%. Materials stocks represented 10% for the Fund compared to 6% for the benchmark. Lastly, at the country level, the Fund’s greater allocation to India detracted from relative performance. Indian stocks represented 6% of the Fund compared to 5% for the benchmark.

Line Graph [Table Text Block]
	M International Equity Fund	MSCI ACWI ex USA Index	MSCI ACWI ex USA IMI Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,432	$9,308	$9,320
2/29/2016	$9,414	$9,220	$9,213
3/31/2016	$10,044	$9,977	$9,963
4/30/2016	$10,258	$10,242	$10,225
5/31/2016	$10,160	$10,083	$10,052
6/30/2016	$9,849	$9,909	$9,898
7/31/2016	$10,284	$10,408	$10,388
8/31/2016	$10,275	$10,461	$10,454
9/30/2016	$10,417	$10,608	$10,583
10/31/2016	$10,124	$10,437	$10,430
11/30/2016	$9,893	$10,186	$10,189
12/31/2016	$9,995	$10,441	$10,450
1/31/2017	$10,300	$10,815	$10,820
2/28/2017	$10,426	$11,003	$10,992
3/31/2017	$10,840	$11,275	$11,271
4/30/2017	$11,199	$11,529	$11,512
5/31/2017	$11,541	$11,895	$11,886
6/30/2017	$11,611	$11,934	$11,923
7/31/2017	$11,899	$12,371	$12,362
8/31/2017	$11,800	$12,446	$12,427
9/30/2017	$12,079	$12,682	$12,658
10/31/2017	$12,079	$12,920	$12,896
11/30/2017	$12,187	$13,038	$13,001
12/31/2017	$12,399	$13,345	$13,291
1/31/2018	$13,165	$14,075	$14,031
2/28/2018	$12,280	$13,427	$13,370
3/31/2018	$12,271	$13,203	$13,134
4/30/2018	$12,380	$13,405	$13,344
5/31/2018	$12,262	$13,121	$13,036
6/30/2018	$12,179	$12,858	$12,791
7/31/2018	$12,344	$13,135	$13,097
8/31/2018	$11,796	$12,880	$12,823
9/30/2018	$11,659	$12,908	$12,881
10/31/2018	$10,454	$11,830	$11,833
11/30/2018	$10,445	$11,930	$11,946
12/31/2018	$9,848	$11,375	$11,405
1/31/2019	$10,582	$12,239	$12,267
2/28/2019	$10,750	$12,481	$12,507
3/31/2019	$10,796	$12,548	$12,582
4/30/2019	$11,075	$12,872	$12,914
5/31/2019	$10,462	$12,184	$12,221
6/30/2019	$11,069	$12,892	$12,957
7/31/2019	$10,828	$12,745	$12,800
8/31/2019	$10,540	$12,355	$12,405
9/30/2019	$10,856	$12,670	$12,723
10/31/2019	$11,265	$13,122	$13,167
11/30/2019	$11,348	$13,252	$13,283
12/31/2019	$11,850	$13,836	$13,859
1/31/2020	$11,373	$13,456	$13,486
2/29/2020	$10,505	$12,369	$12,420
3/31/2020	$8,730	$10,500	$10,622
4/30/2020	$9,436	$11,356	$11,427
5/31/2020	$9,818	$11,769	$11,801
6/30/2020	$10,209	$12,281	$12,334
7/31/2020	$10,648	$12,837	$12,884
8/31/2020	$11,125	$13,425	$13,436
9/30/2020	$10,915	$13,116	$13,105
10/31/2020	$10,705	$12,825	$12,824
11/30/2020	$12,146	$14,557	$14,548
12/31/2020	$12,904	$15,374	$15,334
1/31/2021	$12,866	$15,400	$15,368
2/28/2021	$13,253	$15,739	$15,672
3/31/2021	$13,592	$15,954	$15,869
4/30/2021	$14,018	$16,460	$16,336
5/31/2021	$14,511	$16,956	$16,847
6/30/2021	$14,377	$16,847	$16,739
7/31/2021	$14,261	$16,629	$16,463
8/31/2021	$14,474	$16,955	$16,776
9/30/2021	$14,019	$16,416	$16,239
10/31/2021	$14,329	$16,788	$16,627
11/30/2021	$13,699	$16,021	$15,878
12/31/2021	$14,330	$16,685	$16,534
1/31/2022	$14,003	$16,008	$15,925
2/28/2022	$13,745	$15,707	$15,610
3/31/2022	$13,675	$15,751	$15,635
4/30/2022	$12,862	$14,758	$14,653
5/31/2022	$13,080	$14,830	$14,758
6/30/2022	$11,910	$13,502	$13,488
7/31/2022	$12,337	$14,009	$13,950
8/31/2022	$11,861	$13,570	$13,501
9/30/2022	$10,661	$12,193	$12,152
10/31/2022	$11,057	$12,562	$12,515
11/30/2022	$12,525	$14,005	$13,993
12/31/2022	$12,301	$13,918	$13,888
1/31/2023	$13,301	$15,029	$15,015
2/28/2023	$12,842	$14,522	$14,488
3/31/2023	$13,117	$14,832	$14,842
4/30/2023	$13,331	$15,084	$15,100
5/31/2023	$12,831	$14,553	$14,551
6/30/2023	$13,407	$15,185	$15,204
7/31/2023	$13,938	$15,824	$15,822
8/31/2023	$13,428	$15,147	$15,107
9/30/2023	$13,040	$14,656	$14,630
10/31/2023	$12,539	$14,021	$14,027
11/30/2023	$13,540	$15,296	$15,289
12/31/2023	$14,270	$16,093	$16,058
1/31/2024	$13,986	$15,917	$15,898
2/29/2024	$14,354	$16,286	$16,301
3/31/2024	$14,763	$16,789	$16,810
4/30/2024	$14,532	$16,496	$16,508
5/31/2024	$15,131	$16,982	$16,986
6/30/2024	$14,936	$16,943	$16,969
7/31/2024	$15,325	$17,371	$17,363
8/31/2024	$15,662	$17,841	$17,858
9/30/2024	$15,999	$18,329	$18,338
10/31/2024	$15,231	$17,421	$17,438
11/30/2024	$15,189	$17,275	$17,279
12/31/2024	$14,834	$16,935	$16,944
1/31/2025	$15,224	$17,553	$17,627
2/28/2025	$15,451	$17,737	$17,872
3/31/2025	$15,570	$17,712	$17,831
4/30/2025	$15,992	$18,378	$18,474
5/31/2025	$16,869	$19,268	$19,320
6/30/2025	$17,572	$19,961	$19,975
7/31/2025	$17,507	$19,918	$19,917
8/31/2025	$18,189	$20,631	$20,609
9/30/2025	$18,730	$21,330	$21,351
10/31/2025	$18,924	$21,707	$21,782
11/30/2025	$19,141	$21,725	$21,775
12/31/2025	$19,646	$22,340	$22,423

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
M International Equity Fund	32.44%	8.77%	6.99%
MSCI ACWI ex USA Index	31.96%	7.77%	8.37%
MSCI ACWI ex USA IMI Index	32.39%	7.91%	8.41%

Past Performance: performance data represent past performance, which does not guarantee future results.

AssetsNet			$ 260,584,723
Holdings Count | Holding			1,785
Advisory Fees Paid, Amount			$ 805,022
InvestmentCompanyPortfolioTurnover			10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$260,584,723
# of Portfolio Holdings	1,785
Total Advisory Fees Paid	$805,022
Portfolio Turnover Rate	10%

Holdings [Text Block]

Top Ten Country Allocation (%)

United StatesFootnote Reference*	32.9%
Japan	14.1%
Canada	8.3%
United Kingdom	8.1%
Switzerland	5.6%
Germany	5.4%
France	5.2%
Australia	4.0%
Netherlands	2.3%
Italy	2.2%
Footnote	Description
Footnote*	The United States country allocation is comprised primarily of the DFA Emerging Markets Core Equity Portfolio Mutual Fund investment.

Largest Holdings [Text Block]

Top Ten Industry Allocation (%)

Other Investment CompaniesFootnote Reference*	32.8%
Banks	8.2%
Metals and Mining	4.3%
Oil, Gas and Consumable Fuels	3.9%
Pharmaceuticals	3.7%
Insurance	3.5%
Machinery	2.9%
Chemicals	2.2%
Semiconductors and Semiconductor Equipment	1.9%
Capital Markets	1.8%

Footnote	Description
Footnote*	Other Investment Companies is the DFA Emerging Markets Core Equity Portfolio Mutual Fund investment.

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-888-736-2878
C000016961
Shareholder Report [Line Items]
Fund Name			M Large Cap Growth Fund
Trading Symbol			MTCGX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about M Large Cap Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.mfin.com/m-funds. You can also request this information by contacting us at 1-888-736-2878.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			1-888-736-2878
Additional Information Website			www.mfin.com/m-funds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
M Large Cap Growth Fund	$70	0.64%

Expenses Paid, Amount			$ 70
Expense Ratio, Percent			0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 19.61% (net of fees) relative to 18.56% for the Russell 1000 Growth Index. Federated MDTA LLC ("Federated") replaced DSM Capital Partners LLC ("DSM") as the Sub-Adviser for the Fund effective May 1, 2025. The Fund's performance since May is more meaningful to the overall Fund performance for the year, and the items below represent the more significant performance contributors and detractors since Federated has managed the Fund.

Performance Contributors

  Strong stock selection among companies with depressed prices, improving earnings to price and no significant financing required.

  Favorable stock selection in the Consumer Discretionary, Consumer Staples and Communication Services sectors.

  Strong performers overweighted by the Fund: Teradyne, Inc., Five Below, Inc. and Arista Networks, Inc.

Performance Detractors

  Weak stock selection among companies with low structural earnings and positive analyst conviction.

  Unfavorable stock selection in the Information Technology sector.

  Weak performers overweighted by the Fund: Nutanix, Inc. Class A, Fortinet, Inc. and GoDaddy, Inc. Class A

Industry Exposure

The Fund ended in 2025 roughly sector-neutral to the benchmark, as intended by our multi-layered risk management. Within the sectors, there were overweight positions of the software & services industry and the financial services industry. There were underweight positions of the semiconductors & semiconductor equipment industry and the capital goods industry.

Performance Past Does Not Indicate Future [Text]			Past Performance: performance data represent past performance, which does not guarantee future results.
Line Graph [Table Text Block]
	M Large Cap Growth Fund	S&P 500 Index	Russell 1000 Growth Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,211	$9,504	$9,442
2/29/2016	$8,970	$9,492	$9,438
3/31/2016	$9,603	$10,135	$10,074
4/30/2016	$9,464	$10,175	$9,982
5/31/2016	$9,778	$10,358	$10,176
6/30/2016	$9,427	$10,385	$10,136
7/31/2016	$9,979	$10,768	$10,615
8/31/2016	$9,983	$10,783	$10,562
9/30/2016	$10,184	$10,785	$10,602
10/31/2016	$9,848	$10,588	$10,353
11/30/2016	$9,880	$10,981	$10,579
12/31/2016	$9,768	$11,198	$10,710
1/31/2017	$10,247	$11,410	$11,071
2/28/2017	$10,629	$11,863	$11,530
3/31/2017	$10,839	$11,877	$11,663
4/30/2017	$11,250	$12,000	$11,931
5/31/2017	$11,734	$12,168	$12,241
6/30/2017	$11,946	$12,244	$12,209
7/31/2017	$12,568	$12,496	$12,533
8/31/2017	$12,891	$12,534	$12,762
9/30/2017	$12,842	$12,792	$12,927
10/31/2017	$13,248	$13,091	$13,428
11/30/2017	$13,518	$13,492	$13,835
12/31/2017	$13,575	$13,642	$13,943
1/31/2018	$14,811	$14,424	$14,930
2/28/2018	$14,248	$13,892	$14,538
3/31/2018	$13,841	$13,539	$14,140
4/30/2018	$13,886	$13,591	$14,190
5/31/2018	$14,520	$13,918	$14,812
6/30/2018	$14,422	$14,004	$14,954
7/31/2018	$14,564	$14,525	$15,395
8/31/2018	$14,917	$14,998	$16,237
9/30/2018	$14,870	$15,084	$16,329
10/31/2018	$13,474	$14,053	$14,869
11/30/2018	$14,048	$14,339	$15,026
12/31/2018	$12,903	$13,044	$13,733
1/31/2019	$14,263	$14,090	$14,968
2/28/2019	$14,873	$14,542	$15,504
3/31/2019	$15,280	$14,825	$15,945
4/30/2019	$15,935	$15,425	$16,665
5/31/2019	$14,975	$14,445	$15,611
6/30/2019	$15,975	$15,463	$16,684
7/31/2019	$16,333	$15,685	$17,061
8/31/2019	$16,015	$15,436	$16,929
9/30/2019	$15,685	$15,725	$16,931
10/31/2019	$16,071	$16,066	$17,408
11/30/2019	$16,889	$16,649	$18,181
12/31/2019	$17,559	$17,152	$18,731
1/31/2020	$17,949	$17,145	$19,151
2/29/2020	$16,811	$15,733	$17,847
3/31/2020	$15,177	$13,790	$16,091
4/30/2020	$17,308	$15,558	$18,472
5/31/2020	$18,326	$16,299	$19,713
6/30/2020	$19,108	$16,623	$20,571
7/31/2020	$20,247	$17,560	$22,154
8/31/2020	$22,025	$18,823	$24,441
9/30/2020	$21,075	$18,107	$23,291
10/31/2020	$20,655	$17,626	$22,498
11/30/2020	$21,885	$19,555	$24,802
12/31/2020	$22,633	$20,307	$25,944
1/31/2021	$22,369	$20,102	$25,752
2/28/2021	$23,133	$20,656	$25,746
3/31/2021	$23,316	$21,561	$26,189
4/30/2021	$25,073	$22,712	$27,971
5/31/2021	$24,945	$22,870	$27,584
6/30/2021	$26,379	$23,404	$29,315
7/31/2021	$26,725	$23,960	$30,281
8/31/2021	$27,626	$24,689	$31,413
9/30/2021	$25,998	$23,541	$29,654
10/31/2021	$27,771	$25,190	$32,222
11/30/2021	$26,926	$25,015	$32,419
12/31/2021	$27,498	$26,136	$33,105
1/31/2022	$25,630	$24,784	$30,263
2/28/2022	$24,234	$24,042	$28,977
3/31/2022	$24,997	$24,935	$30,111
4/30/2022	$22,245	$22,760	$26,475
5/31/2022	$22,099	$22,802	$25,859
6/30/2022	$20,572	$20,920	$23,811
7/31/2022	$22,446	$22,849	$26,669
8/31/2022	$21,622	$21,917	$25,425
9/30/2022	$19,664	$19,898	$22,953
10/31/2022	$20,689	$21,509	$24,295
11/30/2022	$21,866	$22,711	$25,402
12/31/2022	$20,511	$21,403	$23,457
1/31/2023	$21,890	$22,748	$25,412
2/28/2023	$21,165	$22,193	$25,110
3/31/2023	$22,262	$23,007	$26,827
4/30/2023	$22,368	$23,367	$27,091
5/31/2023	$23,093	$23,468	$28,326
6/30/2023	$23,963	$25,019	$30,263
7/31/2023	$24,774	$25,823	$31,283
8/31/2023	$25,148	$25,411	$31,002
9/30/2023	$23,597	$24,200	$29,316
10/31/2023	$23,259	$23,691	$28,899
11/30/2023	$25,816	$25,855	$32,049
12/31/2023	$27,082	$27,029	$33,468
1/31/2024	$28,386	$27,483	$34,303
2/29/2024	$30,520	$28,951	$36,643
3/31/2024	$31,145	$29,882	$37,288
4/30/2024	$29,225	$28,662	$35,707
5/31/2024	$30,763	$30,083	$37,846
6/30/2024	$33,240	$31,162	$40,397
7/31/2024	$32,045	$31,543	$39,710
8/31/2024	$32,512	$32,308	$40,536
9/30/2024	$33,035	$32,998	$41,684
10/31/2024	$32,867	$32,699	$41,546
11/30/2024	$34,473	$34,618	$44,242
12/31/2024	$33,987	$33,793	$44,632
1/31/2025	$35,065	$34,732	$45,515
2/28/2025	$33,936	$34,281	$43,881
3/31/2025	$30,969	$32,351	$40,187
4/30/2025	$31,647	$32,131	$40,898
5/31/2025	$34,829	$34,152	$44,517
6/30/2025	$37,059	$35,678	$47,357
7/31/2025	$38,326	$36,477	$49,148
8/31/2025	$38,420	$37,218	$49,698
9/30/2025	$40,113	$38,576	$52,337
10/31/2025	$41,277	$39,479	$54,237
11/30/2025	$40,466	$39,578	$53,255
12/31/2025	$40,653	$39,827	$52,918

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 YearFootnote Reference*	5 Years	10 Years
M Large Cap Growth Fund	19.61%	12.43%	15.06%
S&P 500 Index	17.88%	14.43%	14.82%
Russell 1000 Growth Index	18.56%	15.32%	18.13%

Past Performance: performance data represent past performance, which does not guarantee future results.

Footnote	Description
Footnote*	Effective May 1, 2025, Federated replaced DSM as the Sub-Adviser for the Fund.

Material Change Date		Jan. 01, 2025
AssetsNet			$ 311,790,038
Holdings Count | Holding			94
Advisory Fees Paid, Amount			$ 1,353,583
InvestmentCompanyPortfolioTurnover	[1]		110.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$311,790,038
# of Portfolio Holdings	94
Total Advisory Fees Paid	$1,353,583
Portfolio Turnover Rate	110%Footnote Reference*
Footnote	Description
Footnote*	The increase in portfolio turnover rate during the period was primarily attributable to portfolio adjustments made in response to a change in the Fund's sub-adviser.

Holdings [Text Block]

Ten Largest Equity Portfolio Holdings (%)

NVIDIA Corp.	11.7%
Microsoft Corp.	11.3%
Apple, Inc.	10.1%
Alphabet, Inc., Class A	7.0%
Broadcom, Inc.	4.8%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	3.5%
Tesla, Inc.	2.7%
Palantir Technologies, Inc., Class A	2.1%
Ameriprise Financial, Inc.	1.9%

Largest Holdings [Text Block]

Top Ten Equity Sector Allocation (%)

Information Technology	51.0%
Communication Services	12.8%
Consumer Discretionary	12.1%
Health Care	8.1%
Financials	7.2%
Industrials	5.8%
Consumer Staples	1.5%
Materials	0.4%
Energy	0.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's current prospectus which further describes the below changes at www.mfin.com/m-funds or receive a copy upon request by contacting us at 1-888-736-2878.

On January 21, 2025, shareholders of the Fund approved a change Fund' sub-classification under the Investment Company Act of 1940 from "diversified" to "non-diversified," which permits the Fund to invest a greater percentage of its assets in the obligations or securities of a smaller number of issuers or any one issuer as compared to a diversified fund, as further described in the Fund's registration statement. Corresponding changes were made to the Fund's Fundamental Investment Restrictions.

Effective May 1, 2025, Federated replaced DSM as the Sub-Adviser for the Fund.In connection with this change, the advisory fees paid by the Fund to M Financial Investment Advisers, Inc. (“MFIA”) were reduced to 0.45% on the ﬁrst $100 million in Fund net assets and 0.40% on Fund net assets thereafter. Prior to May 1, 2025, the advisory fees paid by the Fund to MFIA were 0.65% on the first $50 million in Fund net assets, 0.60% on the next $50 million in Fund net assets, and 0.55% on Fund net assets thereafter.

Material Fund Change Expenses [Text Block]			In connection with this change, the advisory fees paid by the Fund to M Financial Investment Advisers, Inc. (“MFIA”) were reduced to 0.45% on the ﬁrst $100 million in Fund net assets and 0.40% on Fund net assets thereafter. Prior to May 1, 2025, the advisory fees paid by the Fund to MFIA were 0.65% on the first $50 million in Fund net assets, 0.60% on the next $50 million in Fund net assets, and 0.55% on Fund net assets thereafter.
Material Fund Change Strategies [Text Block]

On January 21, 2025, shareholders of the Fund approved a change Fund' sub-classification under the Investment Company Act of 1940 from "diversified" to "non-diversified," which permits the Fund to invest a greater percentage of its assets in the obligations or securities of a smaller number of issuers or any one issuer as compared to a diversified fund, as further described in the Fund's registration statement. Corresponding changes were made to the Fund's Fundamental Investment Restrictions.

Material Fund Change Adviser [Text Block]			Effective May 1, 2025, Federated replaced DSM as the Sub-Adviser for the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's current prospectus which further describes the below changes at www.mfin.com/m-funds or receive a copy upon request by contacting us at 1-888-736-2878.

Updated Prospectus Phone Number			1-888-736-2878
C000016959
Shareholder Report [Line Items]
Fund Name			M Large Cap Value Fund
Trading Symbol			MBOVX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about M Large Cap Value Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.mfin.com/m-funds. You can also request this information by contacting us at 1-888-736-2878.
Additional Information Phone Number			1-888-736-2878
Additional Information Website			www.mfin.com/m-funds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
M Large Cap Value Fund	$66	0.61%

Expenses Paid, Amount			$ 66
Expense Ratio, Percent			0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 17.31% (net of fees) relative to the Russell 1000 Value Index’s 15.91%.

Contributors

Large investment and diversified banks posted very strong returns this year. Normally a drop in the fed funds rate would be a near term headwind for banks as the spread contracts but they benefited from revenue and earnings growth from overall higher quality credit, strength in capital markets and trading revenues.

Johnson and Johnson posted strong top line growth and steady earnings growth that beat street expectations. This was driven from both the strength of the pharmaceutical pipeline as well as from growing clarity surrounding the ongoing talcum powder litigations. The increased clarity of the settlement structure helped reduce unanticipated outsized future risks. Removing much of the future cost uncertainty helped fuel multiple expansion as large uncertainties led to trading at a discount.

Detractors

Consumers continue to favor streaming choices over bundled services. Traditional cable tv is still highly lucrative as evidenced by the low single digit multiples, however future growth prospects remain bleak with the steady increase of cord cutting. Comcast drove communication services lower in the portfolio and was the weakest sector.

United Healthcare had a series of missteps ultimately exposed as medicare fraud. The company was our largest holding at the time and after rallying over 18% at the beginning of year lost over half of its value after the company fired the CEO and withdrew all forward earnings guidance stating challenges within the Medicare division and unexpected rise in medical costs. Days later reports surfaced of a DOJ investigation into Medicare billing practices.

Line Graph [Table Text Block]
	M Large Cap Value Fund	Russell 1000 Index	Russell 1000 Value Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,089	$9,462	$9,483
2/29/2016	$9,056	$9,459	$9,481
3/31/2016	$9,708	$10,118	$10,164
4/30/2016	$9,749	$10,173	$10,378
5/31/2016	$9,733	$10,351	$10,539
6/30/2016	$9,607	$10,375	$10,630
7/31/2016	$9,916	$10,770	$10,939
8/31/2016	$10,008	$10,784	$11,023
9/30/2016	$10,075	$10,793	$11,001
10/31/2016	$9,950	$10,582	$10,830
11/30/2016	$10,610	$10,999	$11,449
12/31/2016	$10,964	$11,206	$11,736
1/31/2017	$11,006	$11,431	$11,820
2/28/2017	$11,364	$11,874	$12,244
3/31/2017	$11,185	$11,881	$12,120
4/30/2017	$11,151	$12,007	$12,096
5/31/2017	$11,134	$12,160	$12,085
6/30/2017	$11,304	$12,245	$12,281
7/31/2017	$11,551	$12,488	$12,444
8/31/2017	$11,466	$12,527	$12,299
9/30/2017	$11,789	$12,794	$12,663
10/31/2017	$12,061	$13,087	$12,756
11/30/2017	$12,512	$13,486	$13,147
12/31/2017	$12,608	$13,636	$13,339
1/31/2018	$13,042	$14,385	$13,854
2/28/2018	$12,318	$13,857	$13,193
3/31/2018	$12,237	$13,542	$12,960
4/30/2018	$12,318	$13,588	$13,004
5/31/2018	$12,481	$13,935	$13,081
6/30/2018	$12,420	$14,025	$13,114
7/31/2018	$12,866	$14,509	$13,633
8/31/2018	$13,130	$15,009	$13,834
9/30/2018	$12,994	$15,066	$13,862
10/31/2018	$12,037	$14,000	$13,143
11/30/2018	$12,292	$14,285	$13,535
12/31/2018	$11,086	$12,984	$12,235
1/31/2019	$12,018	$14,072	$13,188
2/28/2019	$12,309	$14,549	$13,610
3/31/2019	$12,249	$14,802	$13,697
4/30/2019	$12,690	$15,400	$14,182
5/31/2019	$11,828	$14,418	$13,270
6/30/2019	$12,706	$15,431	$14,222
7/31/2019	$12,726	$15,670	$14,340
8/31/2019	$12,255	$15,383	$13,918
9/30/2019	$12,656	$15,650	$14,415
10/31/2019	$12,776	$15,982	$14,617
11/30/2019	$13,198	$16,586	$15,069
12/31/2019	$13,472	$17,064	$15,483
1/31/2020	$13,156	$17,083	$15,150
2/29/2020	$11,704	$15,687	$13,682
3/31/2020	$9,599	$13,614	$11,344
4/30/2020	$10,746	$15,413	$12,620
5/31/2020	$11,051	$16,226	$13,052
6/30/2020	$10,976	$16,585	$12,965
7/31/2020	$11,295	$17,556	$13,478
8/31/2020	$11,690	$18,845	$14,035
9/30/2020	$11,434	$18,156	$13,690
10/31/2020	$11,168	$17,718	$13,511
11/30/2020	$12,553	$19,805	$15,329
12/31/2020	$13,046	$20,642	$15,916
1/31/2021	$13,057	$20,472	$15,771
2/28/2021	$13,892	$21,065	$16,724
3/31/2021	$15,021	$21,861	$17,708
4/30/2021	$15,661	$23,038	$18,417
5/31/2021	$16,172	$23,147	$18,847
6/30/2021	$15,901	$23,727	$18,631
7/31/2021	$15,955	$24,220	$18,780
8/31/2021	$16,324	$24,921	$19,152
9/30/2021	$15,847	$23,777	$18,486
10/31/2021	$16,650	$25,426	$19,425
11/30/2021	$15,966	$25,085	$18,740
12/31/2021	$16,960	$26,101	$19,922
1/31/2022	$16,850	$24,630	$19,458
2/28/2022	$16,718	$23,954	$19,232
3/31/2022	$17,060	$24,762	$19,775
4/30/2022	$16,266	$22,555	$18,659
5/31/2022	$16,707	$22,521	$19,022
6/30/2022	$15,260	$20,635	$17,360
7/31/2022	$16,030	$22,556	$18,512
8/31/2022	$15,717	$21,690	$17,960
9/30/2022	$14,401	$19,683	$16,385
10/31/2022	$16,398	$21,262	$18,065
11/30/2022	$17,446	$22,412	$19,194
12/31/2022	$16,714	$21,109	$18,421
1/31/2023	$17,470	$22,524	$19,375
2/28/2023	$16,868	$21,988	$18,692
3/31/2023	$16,502	$22,684	$18,606
4/30/2023	$16,608	$22,965	$18,887
5/31/2023	$15,793	$23,072	$18,158
6/30/2023	$16,844	$24,630	$19,364
7/31/2023	$17,516	$25,477	$20,045
8/31/2023	$17,132	$25,032	$19,504
9/30/2023	$16,676	$23,855	$18,752
10/31/2023	$16,040	$23,279	$18,090
11/30/2023	$17,024	$25,453	$19,454
12/31/2023	$17,985	$26,709	$20,532
1/31/2024	$18,304	$27,082	$20,553
2/29/2024	$18,880	$28,544	$21,311
3/31/2024	$20,131	$29,459	$22,376
4/30/2024	$19,273	$28,206	$21,421
5/31/2024	$19,874	$29,534	$22,100
6/30/2024	$19,661	$30,511	$21,892
7/31/2024	$20,814	$30,957	$23,011
8/31/2024	$21,304	$31,691	$23,628
9/30/2024	$21,451	$32,368	$23,956
10/31/2024	$21,488	$32,142	$23,693
11/30/2024	$22,935	$34,211	$25,206
12/31/2024	$21,336	$33,258	$23,482
1/31/2025	$22,479	$34,315	$24,570
2/28/2025	$22,615	$33,715	$24,670
3/31/2025	$22,098	$31,763	$23,984
4/30/2025	$21,145	$31,572	$23,253
5/31/2025	$21,730	$33,586	$24,069
6/30/2025	$22,564	$35,286	$24,892
7/31/2025	$22,742	$36,069	$25,034
8/31/2025	$23,728	$36,827	$25,833
9/30/2025	$24,097	$38,105	$26,218
10/31/2025	$23,878	$38,928	$26,333
11/30/2025	$24,782	$39,021	$27,034
12/31/2025	$25,029	$39,036	$27,215

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
M Large Cap Value Fund	17.31%	13.92%	9.61%
Russell 1000 Index	17.37%	13.59%	14.59%
Russell 1000 Value Index	15.91%	11.33%	10.53%

Past Performance: performance data represent past performance, which does not guarantee future results.

AssetsNet			$ 184,159,792
Holdings Count | Holding			234
Advisory Fees Paid, Amount			$ 700,584
InvestmentCompanyPortfolioTurnover			58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$184,159,792
# of Portfolio Holdings	234
Total Advisory Fees Paid	$700,584
Portfolio Turnover Rate	58%

Holdings [Text Block]

Ten Largest Equity Portfolio Holdings (%)

JPMorgan Chase & Co.	5.3%
Johnson & Johnson	4.4%
Exxon Mobil Corp.	3.7%
Bank of America Corp.	2.9%
iShares Russell 1000 Value ETF	2.9%
Morgan Stanley	2.4%
Wells Fargo & Co.	2.3%
Goldman Sachs Group, Inc.	2.2%
Walt Disney Co.	2.1%
PepsiCo, Inc.	2.1%

Largest Holdings [Text Block]

Top Ten Equity Sector Allocation (%)

Financials	33.6%
Health Care	17.4%
Energy	8.6%
Industrials	8.3%
Consumer Discretionary	6.9%
Consumer Staples	6.3%
Communication Services	6.2%
Information Technology	5.2%
Materials	3.9%
Utilities	2.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-888-736-2878

[1]	The increase in portfolio turnover rate during the period was primarily attributable to portfolio adjustments made in response to a change in the Fund's sub-adviser.